Condensed Consolidated Statements of Change in Shareholders’ Deficit - USD ($)		Common Stock Previously Reported	Common Stock		Additional paid-in capital Previously Reported	Additional paid-in capital	Accumulated deficit Previously Reported	Accumulated deficit	Previously Reported	Total
Balance at Jun. 30, 2022			$ 1,000			$ 7,023,492		$ (7,654,477)		$ (629,985)
Balance (in Shares) at Jun. 30, 2022			1,000,000
Net income (loss)								58,191		58,191
Balance at Jun. 30, 2023		$ 1,000	$ 330		$ 7,023,492	7,024,162	$ (7,596,286)	(7,596,286)	$ (571,794)	$ (571,794)
Balance (in Shares) at Jun. 30, 2023		1,000,000	3,303,333	[1]					1,000,000	1,000,000
Net income (loss)								(546,831)		$ (546,831)
Balance at Sep. 30, 2023			$ 330			7,024,162		(8,143,117)		(1,118,625)
Balance (in Shares) at Sep. 30, 2023	[1]		3,303,333
Balance at Jun. 30, 2023		$ 1,000	$ 330		7,023,492	7,024,162	(7,596,286)	(7,596,286)	$ (571,794)	$ (571,794)
Balance (in Shares) at Jun. 30, 2023		1,000,000	3,303,333	[1]					1,000,000	1,000,000
Net income (loss)							(3,430,642)		$ (3,430,642)	$ (3,430,642)
Balance at Jun. 30, 2024		$ 1,000	$ 330		$ 7,023,492	7,024,162	$ (11,026,928)	(11,026,928)	$ (4,002,436)	$ (4,002,436)
Balance (in Shares) at Jun. 30, 2024		1,000,000	3,303,333	[1]					1,000,000	3,303,333
Conversion of convertible promissory notes into common stock upon completion of reverse recapitalization			$ 170			15,408,515				$ 15,408,685
Conversion of convertible promissory notes into common stock upon completion of reverse recapitalization (in Shares)	[1]		1,696,668
Issuance of common stock upon completion of reverse recapitalization			$ 227			(2,100,865)				(2,100,638)
Issuance of common stock upon completion of reverse recapitalization (in Shares)	[1]		2,270,096
Earnout liabilities						(5,688,007)				(5,688,007)
Transaction costs						(893,577)				(893,577)
Net income (loss)								(2,266,789)		(2,266,789)
Balance at Sep. 30, 2024			$ 727			$ 13,750,228		$ (13,293,717)		$ 457,238
Balance (in Shares) at Sep. 30, 2024			7,270,097	[1]						7,270,097

[1]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.